Note 5 - Accrued Expenses (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Payables and Accruals [Abstract]
Research & Development		$ 585	$ 0
Accrued Interest		432	0
Professional Fees		162	62
Consulting and Advisory Services		161	0
Board of Directors Service Costs		94	0
Payroll and Benefits		21	39
Accrued Expenses	$ 2,665	$ 1,455	$ 102